Deferred Tax Assets (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Tax Assets [Abstract]
Schedule of Major Deferred Tax Assets	The following are the major deferred tax assets recognised by the Group and the movements thereon, during the current and prior reporting periods:
	December 31, 2022	December 31, 2023
	RM	RM	USD
Provisions:

At January 1 and December 31	339,650	339,650	74,009